UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22336

Large-Cap Core Research Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

March 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Large-Cap Core Research Portfolio	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 6.4%
Boeing Co. (The)	15,660	$1,137,072
General Dynamics Corp.	46,965	3,625,698
Lockheed Martin Corp.	33,303	2,771,476
Raytheon Co.	42,592	2,432,855
United Technologies Corp.	59,634	4,389,659

		$14,356,760

Auto Components — 0.8%
Johnson Controls, Inc.	53,912	$1,778,557

		$1,778,557

Beverages — 2.6%
Coca-Cola Co. (The)	49,957	$2,747,635
PepsiCo, Inc.	47,766	3,160,199

		$5,907,834

Biotechnology — 2.3%
Amgen, Inc.(1)	38,268	$2,286,896
Celgene Corp.(1)	27,255	1,688,720
Gilead Sciences, Inc.(1)	25,667	1,167,335

		$5,142,951

Capital Markets — 2.7%
Goldman Sachs Group, Inc.	16,009	$2,731,616
Invesco, Ltd.	31,772	696,124
Northern Trust Corp.	15,550	859,293
State Street Corp.	25,847	1,166,734
T. Rowe Price Group, Inc.	9,703	532,986

		$5,986,753

Chemicals — 1.7%
Air Products and Chemicals, Inc.	39,740	$2,938,773
Monsanto Co.	13,453	960,813

		$3,899,586

Commercial Banks — 4.7%
Fifth Third Bancorp	86,279	$1,172,531
KeyCorp	168,399	1,305,092
PNC Financial Services Group, Inc.	27,973	1,669,988
U.S. Bancorp	76,835	1,988,490
Wells Fargo & Co.	143,990	4,480,969

		$10,617,070

Commercial Services & Supplies — 0.5%
Waste Management, Inc.	34,843	$1,199,644

		$1,199,644

Communications Equipment — 2.7%
Cisco Systems, Inc.(1)	117,681	$3,063,236
QUALCOMM, Inc.	51,531	2,163,787
Telefonaktiebolaget LM Ericsson ADR	91,687	956,295

		$6,183,318

Computers & Peripherals — 6.0%
Apple, Inc.(1)	25,975	$6,102,306
Hewlett-Packard Co.	74,405	3,954,626

Security	Shares	Value
International Business Machines Corp.	27,588	$3,538,161

		$13,595,093

Consumer Finance — 0.6%
American Express Co.	34,465	$1,422,026

		$1,422,026

Diversified Financial Services — 4.6%
Bank of America Corp.	293,258	$5,234,655
JPMorgan Chase & Co.	112,397	5,029,766

		$10,264,421

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	69,136	$1,786,474
Verizon Communications, Inc.	32,591	1,010,973

		$2,797,447

Electric Utilities — 0.9%
American Electric Power Co., Inc.	56,499	$1,931,136

		$1,931,136

Electrical Equipment — 0.4%
Emerson Electric Co.	16,250	$818,025

		$818,025

Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	104,839	$2,118,796

		$2,118,796

Energy Equipment & Services — 1.2%
Halliburton Co.	83,106	$2,503,984
Transocean, Ltd.(1)	3,570	308,376

		$2,812,360

Food & Staples Retailing — 2.8%
Costco Wholesale Corp.	9,601	$573,276
CVS Caremark Corp.	48,304	1,765,994
Wal-Mart Stores, Inc.	69,805	3,881,158

		$6,220,428

Food Products — 1.8%
Kellogg Co.	25,275	$1,350,443
Nestle SA ADR	42,797	2,191,207
Unilever PLC ADR	16,989	497,438

		$4,039,088

Health Care Equipment & Supplies — 3.0%
Baxter International, Inc.	31,553	$1,836,385
Boston Scientific Corp.(1)	126,139	910,724
Covidien PLC	21,376	1,074,785
Medtronic, Inc.	37,405	1,684,347
St. Jude Medical, Inc.(1)	30,846	1,266,228

		$6,772,469

Health Care Providers & Services — 0.7%
AmerisourceBergen Corp.	30,257	$875,033
Fresenius Medical Care AG & Co. KGaA ADR	13,382	751,533

		$1,626,566

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	23,349	$907,809
Marriott International, Inc., Class A	20,732	653,473
McDonald’s Corp.	30,318	2,022,817

		$3,584,099

Security	Shares	Value
Household Durables — 0.6%
Whirlpool Corp.	15,324	$1,337,019

		$1,337,019

Household Products — 3.4%
Clorox Co. (The)	10,253	$657,628
Colgate-Palmolive Co.	31,335	2,671,622
Kimberly-Clark Corp.	10,447	656,907
Procter & Gamble Co.	57,056	3,609,933

		$7,596,090

Industrial Conglomerates — 1.3%
3M Co.	15,257	$1,275,028
General Electric Co.	89,347	1,626,115

		$2,901,143

Insurance — 2.2%
Lincoln National Corp.	44,638	$1,370,387
MetLife, Inc.	42,552	1,844,204
Prudential Financial, Inc.	30,225	1,828,612

		$5,043,203

Internet Software & Services — 1.7%
Google, Inc., Class A(1)	6,691	$3,793,864

		$3,793,864

IT Services — 1.8%
Accenture PLC, Class A	12,875	$540,106
Cognizant Technology Solutions Corp.(1)	12,253	624,658
Fiserv, Inc.(1)	11,548	586,177
MasterCard, Inc., Class A	7,482	1,900,428
Visa, Inc., Class A	5,000	455,150

		$4,106,519

Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc.(1)	16,792	$863,780

		$863,780

Machinery — 2.0%
Caterpillar, Inc.	21,919	$1,377,609
Danaher Corp.	9,035	721,987
Illinois Tool Works, Inc.	12,582	595,884
PACCAR, Inc.	40,327	1,747,772

		$4,443,252

Media — 1.9%
McGraw-Hill Cos., Inc. (The)	25,825	$920,661
Time Warner Cable, Inc.	24,054	1,282,319
Walt Disney Co. (The)	61,645	2,152,027

		$4,355,007

Metals & Mining — 1.6%
BHP Billiton, Ltd. ADR	7,060	$567,059
Freeport-McMoRan Copper & Gold, Inc.	15,636	1,306,232
Nucor Corp.	11,689	530,447
United States Steel Corp.	18,912	1,201,290

		$3,605,028

Multi-Utilities — 2.0%
CMS Energy Corp.	107,916	$1,668,381
PG&E Corp.	36,084	1,530,683
Public Service Enterprise Group, Inc.	47,353	1,397,861

		$4,596,925

Security	Shares	Value
Multiline Retail — 2.0%
Kohl’s Corp.(1)	25,834	$1,415,187
Macy’s, Inc.	69,825	1,520,090
Target Corp.	30,974	1,629,232

		$4,564,509

Oil, Gas & Consumable Fuels — 10.0%
Anadarko Petroleum Corp.	41,447	$3,018,585
Apache Corp.	22,630	2,296,945
Chevron Corp.	28,934	2,194,065
Exxon Mobil Corp.	96,741	6,479,712
Hess Corp.	33,141	2,072,970
Occidental Petroleum Corp.	34,919	2,952,052
Peabody Energy Corp.	35,278	1,612,205
Southwestern Energy Co.(1)	45,553	1,854,918

		$22,481,452

Personal Products — 0.4%
Avon Products, Inc.	26,412	$894,574

		$894,574

Pharmaceuticals — 5.7%
Abbott Laboratories	54,224	$2,856,521
Merck & Co., Inc.	87,352	3,262,597
Pfizer, Inc.	260,100	4,460,715
Shire PLC ADR	14,467	954,243
Teva Pharmaceutical Industries, Ltd. ADR	19,773	1,247,281

		$12,781,357

Professional Services — 0.2%
Equifax, Inc.	15,156	$542,585

		$542,585

Real Estate Investment Trusts (REITs) — 1.2%
AvalonBay Communities, Inc.	8,836	$762,988
Boston Properties, Inc.	8,882	670,058
Equity Residential	15,764	617,161
Vornado Realty Trust	9,707	734,820

		$2,785,027

Semiconductors & Semiconductor Equipment — 2.1%
Analog Devices, Inc.	38,523	$1,110,233
ASML Holding NV ADR	39,615	1,402,371
Broadcom Corp., Class A	37,409	1,241,231
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	86,748	909,986

		$4,663,821

Software — 4.3%
McAfee, Inc.(1)	20,348	$816,565
Microsoft Corp.	215,600	6,310,612
Oracle Corp.	97,040	2,492,958

		$9,620,135

Specialty Retail — 2.6%
Abercrombie & Fitch Co., Class A	13,300	$607,012
Best Buy Co., Inc.	24,721	1,051,631
Gap, Inc. (The)	26,894	621,520
Home Depot, Inc.	58,201	1,882,803
Staples, Inc.	33,309	779,098
TJX Companies, Inc. (The)	21,252	903,635

		$5,845,699

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	17,701	$1,301,023

		$1,301,023

Tobacco — 0.3%
Philip Morris International, Inc.	14,976	$781,148

		$781,148

Wireless Telecommunication Services — 1.5%
American Tower Corp., Class A(1)	41,625	$1,773,641
Rogers Communications, Inc., Class B	50,071	1,708,923

		$3,482,564

Total Common Stocks (identified cost $204,446,993)		$225,460,151

Short-Term Investments — 0.1%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(2)	$280	$280,260

Total Short-Term Investments (identified cost $280,260)		$280,260

Total Investments — 100.0% (identified cost $204,727,253)		$225,740,411

Other Assets, Less Liabilities — 0.0%		$37,419

Net Assets — 100.0%		$225,777,830

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, another affiliated investment company, for the fiscal year to date ended March 31, 2010 was $346 and $0, respectively.

The Portfolio did not have any open financial instruments at March 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$204,747,530

Gross unrealized appreciation	$21,536,493
Gross unrealized depreciation	(543,612)

Net unrealized appreciation	$20,992,881

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$225,460,151	$—	$—	$225,460,151
Short-Term Investments	—	280,260	—	280,260

Total Investments	$225,460,151	$280,260	$—	$225,740,411

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Core Research Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	May 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	May 24, 2010